DEFERRED REVENUES AND COSTS - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue, practical expedient, incremental cost of obtaining contract [true false]	false		false
Customer contract liabilities, revenue recognized	$ 19.9	$ 22.6	$ 64.1	$ 58.7